UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	3/31/2007

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2007

Number of Shares		Value (000)
	Equities: 94.6%

Information 24.4%
	> Business Software 3.8%
2,750,000	Kronos (a)(b)	$147,125
	Labor Management Solutions
12,000,000	Novell (a)	86,640
	Directory, Operating System & Identity Management Software
1,400,000	Micros Systems (a)	75,586
	Information Systems for Restaurants & Hotels
3,300,000	Parametric Technology (a)	62,997
	Engineering Software & Services
1,800,000	Avid Technology (a)	62,784
	Digital Nonlinear Editing Software & Systems
4,000,000	Informatica (a)	53,720
	Enterprise Data Integration Software
1,800,000	Cadence Design Systems (a)	37,908
	Electronic Design Automation Software
2,131,000	Concur Technologies (a)(b)	37,207
	Web Enabled Cost & Expense Management Software
2,500,000	Radiant Systems (a)(b)	32,575
	Point of Sale Systems: Convenient Stores & Restaurants
6,000,000	Actuate (a)(b)	31,320
	Information Delivery Software & Solutions
962,000	Kenexa (a)	29,947
	Recruiting and Workforce Management Solutions
3,500,000	Agile Software (a)(b)	24,325
	Product Design Software
3,000,000	Lawson Software (a)	24,270
	Enterprise Resource Planning (ERP) Software
1,490,000	JDA Software (a)(b)	22,395
	Application/Software & Services for Retailers
3,500,000	Tumbleweed Communications (a)(b)	10,710
	Email Content Security & File Transfer Management
671,000	Epicor (a)	9,334
	Software Systems To Run Small Businesses
		748,843
	> Computer Hardware & Related Equipment 3.2%
1,860,000	Amphenol	120,100
	Electronic Connectors
2,090,000	Belden CDT	112,003
	Specialty Cable
2,025,000	II VI (a)(b)	68,546
	Laser Components
1,426,000	Nice Systems (Israel) (a)	48,513
	Audio & Video Recording Solutions
460,000	Wincor Nixdorf (Germany)	42,867
	Retail POS Systems & ATM Machines
860,000	Zebra Technologies (a)	33,205
	Bar Code Printers
9,956,115	Advantech (Taiwan)	31,891
	Embedded Computers
1,027,000	Avocent (a)	27,698
	Computer Control Switches
620,000	Rogers (a)	27,497
	PCB Laminates & High-Performance Foams
900,000	Netgear (a)	25,677
	Networking Products for Small Business & Home
735,000	Excel Technology (a)(b)	20,088
	Laser Systems & Electro-optical Components
1,310,000	CTS	18,104
	Electronic Components, Sensors & Electronics Manufacturing Solutions
375,000	Diebold	17,891
	Automated Teller Machines
325,000	Stratasys (a)	13,884
	Rapid Prototyping Systems
500,000	Intermec (Germany) (a)	11,170
	Bar Code & Wireless LAN Systems
964,000	Seachange International (a)	7,847
	Systems for Video On Demand & Ad Insertion
		626,981
	> Mobile Communications 2.4%
4,500,000	Crown Castle International (a)	144,585
	Communications Towers
3,500,000	American Tower (a)	136,325
	Communications Towers in USA & Mexico
1,200,000	Alltel	74,400
	Cellular Telephone Services
8,000,000	Dobson Communications (a)(b)	68,720
	Rural & Small City Cellular Telephone Services
600,000	Telephone & Data Systems	35,772
	Cellular & Wireline Telephone Services
2,500,000	Openwave Systems (a)	20,375
	Internet Software for Mobile Devices
600,000	Globalstar (a)	6,360
	Satellite Mobile Voice & Data Carrier
		486,537
	> Instrumentation 1.8%
2,800,000	Flir Systems (a)	99,876
	Infrared Cameras
2,900,000	Trimble Navigation (a)	77,836
	GPS-Based Instruments
750,000	Mettler Toledo (a)	67,177
	Laboratory Equipment
800,000	Varian (a)	46,608
	Analytical Instruments
600,000	Dionex (a)	40,866
	Ion & Liquid Chromatography
685,000	FARO Technologies (a)	19,776
	Precision Measurement Equipment
750,000	IPG Photonics (a)	14,400
	Fiber Lasers
		366,539
	> CATV 1.7%
4,500,000	Discovery Holding (a)	86,085
	CATV Programming
2,050,000	Liberty Global Series C (a)	62,812
	Cable TV Franchises Outside The USA
70,000	Jupiter Telecommunications (Japan) (a)	58,808
	Largest Cable Service Provider in Japan

Number of Shares		Value (000)

	> CATV—continued
1,500,000	Liberty Global Series A (a)	$49,395
	Cable TV Franchises Outside The USA
8,000,000	Gemstar-TV Guide International (a)	33,520
	TV Program Guides & CATV Programming
655,000	Liberty Media Corp - Interactive (a)	15,602
	CATV & E-Commerce
130,000	Liberty Media Corp - Capital (a)	14,377
	CATV Holding Company
1,250,000	Mediacom Communications (a)	10,175
	Cable Television Franchises
		330,774
	> Semiconductors & Related Equipment 1.6%
4,800,000	Integrated Device Technology (a)	74,016
	Communications Semiconductors
1,270,000	Littelfuse (a)(b)	51,562
	Little Fuses
4,425,000	Entegris (a)	47,347
	Semiconductor Wafer Shipping & Handling Products
1,925,000	Microsemi (a)	40,059
	Analog/Mixed Signal Semiconductors
3,257,000	AMIS Holdings (a)	35,664
	Mixed-Signal Semiconductors
950,000	Supertex (a)(b)	31,550
	Mixed-Signal Semiconductors
1,905,000	IXYS (a)(b)	19,488
	Power Semiconductors
3,198,000	Everlight Electronics (Taiwan)	12,467
	A Led Packager
		312,153
	> Business Information & Marketing Services 1.3%
3,460,000	Ceridian (a)	120,546
	HR Services & Payment Processing
2,200,000	Navigant Consulting (a)	43,472
	Financial Consulting Firm
916,000	Fair Isaac	35,431
	Credit Scoring & Decision Analytic Software
2,000,000	ProQuest (a)(b)	18,000
	Information Services for Education & Automotive Markets
420,000	FTI Consulting (a)	14,108
	Financial Comsulting Firm
1,450,000	infoUSA	13,949
	Business Data for Sales Leads
250,000	Getty Images (a)	12,158
	Photographs for Publications & Electronic Media
		257,664
	> Internet Related 1.3%
9,500,000	SkillSoft Publishing (a)(b)	79,420
	Web-based Learning Solutions (E-Learning)
3,000,000	ValueClick (a)	78,390
	Internet Advertising
4,000,000	CNET Networks (a)	34,840
	Internet Advertising On Niche Websites
1,000,000	Sohu.com (China) (a)	21,430
	Chinese Internet Portal/Online Advertising
353,000	WebEx (a)	20,072
	Web Presentations & Other Web Collaboration Software
190,000	Equinix (a)	16,270
	Network Neutral Data Centers
370,000	Switch & Data Facilities (a)	6,704
	Network Neutral Data Centers
		257,126
	> Gaming Equipment & Services 1.3%
2,750,000	International Game Technology	111,045
	Slot Machines & Progressive Slots
3,500,000	Bally Technologies (a)(b)	82,530
	Slot Machines & Software
2,430,000	Shuffle Master (a)(b)	44,348
	Card Shufflers & Casino Games
500,000	Scientific Games (a)	16,415
	Lottery Services Provider
		254,338
	> Telecommunications Equipment 0.9%
14,100,000	Tellabs (a)	139,590
	Telecommunications Equipment
1,060,000	Polycom (a)	35,330
	Video Conferencing Equipment
1,510,000	Symmetricom (a)	12,533
	Network Timing & Synchronization Devices
		187,453
	> Financial Processors 0.9%
2,774,000	Global Payments	94,482
	Credit Card Processor
6,500,000	Hong Kong Exchanges and Clearing (Hong Kong)	63,224
	Hong Kong Equity & Derivatives Market Operator
5,000,000	Singapore Exchange (Singapore)	21,587
	Singapore Equity & Derivatives Market Operator
273,000	Cubic	5,908
	Revenue Collection & Defense Systems
		185,201
	> Telephone Services 0.8%
4,700,000	Time Warner Telecom (a)	97,619
	Fiber Optic Telephone/Data Services
1,300,000	Cogent Communications (a)	30,719
	Internet Data Pipelines
1,400,000	Windstream (a)	20,566
	Rural Telephone Franchises
		148,904
	> Electronics Distribution 0.6%
3,105,000	Avnet (a)	112,214
	Electronic Components Distribution
710,000	Agilysys	15,954
	IT Distributor
		128,168
	> Computer Services 0.6%
5,000,000	iGate Capital (a)(b)	41,200
	IT & Business Process Outsourcing Services
1,350,000	SRA International (a)	32,886
	Government IT Services

Number of Shares		Value (000)

	> Computer Services—continued
865,000	TALX	$28,657
	Outsourced Human Resource Services
4,600,000	AnswerThink Consulting (a)(b)	15,042
	IT Integration & Best Practice Research
		117,785
	> Consumer Software 0.5%
2,300,000	THQ (a)	78,637
	Entertainment Software
1,000,000	Activision (a)	18,940
	Entertainment Software
		97,577
	> Contract Manufacturing 0.4%
10,000,000	Sanmina-SCI (a)	36,200
	Electronic Manufacturing Services
1,320,000	Jabil Circuit	28,261
	Electronic Manufacturing Services
1,020,000	Plexus (a)	17,493
	Electronic Manufacturing Services
		81,954
	> Television Programming 0.3%
4,000,000	Lions Gate Entertainment (a)	45,680
	Film & TV Studio
433,900	Alliance Atlantis Communication (Canada) (a)	19,152
	CATV Channels, TV/Movie Production/Distribution
		64,832
	> Radio 0.3%
1,541,000	Salem Communications (b)	19,263
	Radio Stations for Religious Programming
1,500,000	Cumulus Media (a)	14,070
	Radio Stations in Small Cities
1,400,000	Saga Communications (a)(b)	13,622
	Radio Stations in Small- & Mid-Sized Cities
2,400,000	Spanish Broadcasting System (a)(b)	9,600
	Spanish Language Radio Stations
		56,555
	> Satellite Broadcasting & Services 0.3%
2,755,000	SES Global (France)	52,591
	Satellite Broadcasting Services
		52,591
	> Publishing 0.2%
1,400,000	NAVTEQ (a)	48,300
	Map Data for Electronic Devices
		48,300
	> TV Broadcasting 0.2%
2,500,000	Entravision Communications (a)	23,350
	Spanish Language TV, Radio, & Outdoor
1,750,000	Gray Television	18,235
	Mid Market Affiliated TV Stations
		41,585
Information: Total		4,851,860

Consumer Goods & Services 18.8%
	> Retail 4.6%
3,140,000	Abercrombie & Fitch	237,635
	Teen Apparel Retailer
9,130,000	Chico’s FAS (a)(b)	223,046
	Women’s Specialty Retail
4,600,000	Urban Outfitters (a)	121,946
	Apparel & Home Specialty Retailer
1,975,000	J Crew Group (a)	79,336
	Multi-channel Branded Retailer
3,743,000	Christopher & Banks (b)	72,876
	Women’s Apparel Retailer
1,223,000	AnnTaylor Stores (a)	47,428
	Women’s Apparel Retailer
1,954,000	RONA (Canada) (a)	39,994
	Leading Canadian Do-it-yourself Retailer
775,000	Genesco (a)	32,186
	Multi-concept Branded Footwear Retailer
3,500,000	Edgars Consolidated Stores (South Africa)	21,899
	Retail Conglomerate
1,200,000	Gaiam (a)(b)	18,888
	Healthy Living Catalogs & E-Commerce
250,000	Williams-Sonoma	8,865
	Home Goods & Furnishing Retailer
		904,099
	> Apparel 2.7%
7,330,000	Coach (a)	366,867
	Designer & Retailer of Branded Leather Accessories
1,069,000	Oxford Industries (b)	52,851
	Branded & Private Label Apparel
1,818,000	Carter’s (a)	46,068
	Children’s Branded Apparel
3,000,000	Billabong International (Australia)	40,536
	Action Sports Apparel Brand Manager
600,000	Heelys (a)	17,604
	Wheeled Footwear
900,000	True Religion Apparel (a)	14,616
	Premium Denim
		538,542
	> Other Consumer Services 2.5%
2,250,000	ITT Educational Services (a)(b)	183,352
	Post-secondary Degree Programs
5,400,000	ServiceMaster	83,106
	Lawn Care, Pest Control, Commercial Disaster Response
1,275,000	Weight Watchers International	58,765
	Weight Loss Programs
1,000,000	NutriSystem (a)	52,410
	Weight Loss Program
1,500,000	Universal Technical Institute (a)(b)	34,620
	Vocational Training
800,000	Regis	32,296
	Hair Salons
1,168,000	Central Parking	25,906
	Owner, Operator, Manager of Parking Lots & Garages

Number of Shares		Value (000)

	> Other Consumer Services—continued
110,000	Pierre & Vacances (France)	$15,135
	Vacation Apartment Lets
2,550,000	Princeton Review (a)(b)	13,694
	College Preparation Courses
100,000	Lincoln Technical Institute (a)	1,421
	Vocational Training
		500,705
	> Leisure Products 1.7%
1,500,000	Harley-Davidson	88,125
	Motorcycles & Related Merchandise
1,416,000	Speedway Motorsports	54,870
	Motorsport Racetrack Owner & Operator
1,025,000	International Speedway	52,993
	Largest Motorsports Racetrack Owner & Operator
900,000	Polaris Industries	43,182
	Leisure Vehicles & Related Products
1,032,000	RC2 (a)	41,682
	Toys, Infant Products & Collectibles
3,255,000	Fleetwood Enterprises (a)(b)	25,747
	RV & Manufactured Home Maker
540,000	Winnebago	18,160
	Premier Motorhome Maker
441,000	Thor Industries	17,371
	RV & Bus Manufacturer
		342,130
	> Nondurables 1.6%
2,860,000	Scotts Miracle-Gro	125,926
	Consumer Lawn & Garden Products
2,060,000	Jarden (a)	78,898
	Branded Household Products
1,010,000	Chattem (a)(b)	59,529
	Personal Care Products
1,800,000	Helen of Troy (a)(b)	40,878
	Hair Dryers & Curling Irons
1,100,000	Natura Cosmeticos (Brazil)	12,387
	Direct Retailer of Cosmetics
		317,618
	> Furniture & Textiles 1.5%
2,550,000	HNI (b)	117,122
	Office Furniture & Fireplaces
2,500,000	Herman Miller	83,725
	Office Furniture
1,809,000	Knoll	43,108
	Office Furniture
1,048,000	Nobia (Sweden)	42,924
	Kitchen Cabinet Manufacturing & Distribution
		286,879
	> Travel 1.2%
2,390,000	Vail Resorts (a)(b)	129,848
	Ski Resort Operator & Developer
4,000,000	Expedia (a)	92,720
	Online Travel Services Company
425,000	Choice Hotels	15,058
	Franchisor Of Budget Hotel Brands
		237,626
	> Casinos & Gaming 1.1%
3,200,000	Pinnacle Entertainment (a)(b)	93,024
	Regional Casino Operator
1,700,000	Penn National Gaming (a)	72,114
	Regional Casino Operator
400,000	Station Casinos	34,628
	Las Vegas Locals Casinos
690,000	Intralot (Greece)	20,886
	Lottery & Gaming Systems/Services
226,000	Lakes Entertainment (a)	2,520
	Native American Casinos Development
		223,172
	> Restaurants 0.8%
2,145,000	Sonic (a)	47,791
	Quick Service Restaurant
1,000,000	Red Robin Gourmet Burgers (a)(b)	38,820
	Casual Dining Restaurant
1,600,000	AFC Enterprises (a)(b)	32,080
	Popeyes Restaurants
1,150,000	Cheesecake Factory (a)	30,647
	Casual Dining Restaurants
		149,338
	> Consumer Goods Distribution 0.5%
2,890,000	Pool (b)	103,462
	Distributor of Swimming Pool Supplies & Equipment
		103,462
	> Food & Beverage 0.3%
850,000	Hansen Natural (a)	32,198
	Alternative Beverages
1,000,000	IAWS Group (Ireland)	23,244
	Baked Goods
800,000	C&C Group (Ireland)	12,151
	Beverage Company
		67,593
	> Other Durable Goods 0.2%
14,999,300	Techtronic Industries (Hong Kong)	18,179
	Power Tools & Motorized Appliances
5,700,000	Ducati Motor (Italy) (a)	9,442
	Motorcycles & Related Merchandise
900,000	Champion Enterprises (a)	7,920
	Manufactured Homes
172,000	Cavco Industries (a)	6,011
	Higher End Manufactured Homes
		41,552
	> Cruise Lines 0.1%
400,000	Carnival	18,744
	Largest Cruise Line
		18,744
Consumer Goods & Services: Total		3,731,460

Industrial Goods & Services 17.1%
	> Machinery 5.5%
5,000,000	Ametek	172,700
	Aerospace/Industrial Instruments
3,800,000	Donaldson	137,180
	Industrial Air Filtration

Number of Shares		Value (000)

	> Machinery—continued
3,500,000	Clarcor (b)	$111,300
	Mobile & Industrial Filters
2,200,000	ESCO Technologies (a)(b)	98,604
	Automatic Electric Meter Readers
2,850,000	Pentair	88,806
	Pumps, Water Treatment & Tools
2,300,000	Pall	87,400
	Filtration & Fluids Clarification
1,900,000	Mine Safety Appliances (b)	79,914
	Safety Equipment
1,250,000	Nordson	58,075
	Dispensing Systems for Adhesives & Coatings
1,300,000	Kaydon	55,328
	Specialized Friction & Motion Control Products
750,000	Armor Holdings (a)	50,498
	Military Trucks, Armor & Helmets
1,712,000	K&F Industries (a)	46,104
	Aircraft Wheels, Brakes & Fuel Tank Bladders
833,000	Toro	42,683
	Turf Maintenance Equipment
2,100,000	Goodman Global (a)	37,002
	HVAC Equipment Manufacturer
140,000	Neopost (France)	20,011
	Postage Meter Machines
350,000	Gardner Denver (a)	12,198
	Air Compressors, Blowers & Pumps
44,300	Union Tool (Japan)	1,823
	Precision Drill Bit Manufacturer
		1,099,626
	> Other Industrial Services 2.6%
5,500,000	Expeditors International Washington	227,260
	International Freight Forwarder
3,000,000	UTI Worldwide	73,740
	Global Logistics & Freight Forwarding
1,900,000	Forward Air (b)	62,472
	Freight Transportation Between Airports
1,750,000	Mobile Mini (a)	46,865
	Portable Storage Units Leasing
1,500,000	American Reprographics (a)	46,185
	Document Management & Logistics
374,000	Imtech (Netherlands)	26,904
	Engineering & Technical Services
600,000	G&K Services	21,768
	Uniform Rental
655,000	TAL International Group	15,720
	Intermodal Freight Containers Leasing
		520,914
	> Construction 1.8%
1,900,000	Florida Rock	127,851
	Aggregates & Concrete
650,000	Martin Marietta Materials	87,880
	Aggregates
2,200,000	Simpson Manufacturing	67,848
	Wall Joint Maker
30,000	Geberit (Switzerland)	46,167
	Plumbing Supplies
700,000	Kingspan Group (Ireland)	18,562
	Building Insulation & Environmental Containers
		348,308
	> Industrial Distribution 1.7%
2,375,000	Watsco (b)	121,291
	HVAC Distribution
1,300,000	WW Grainger	100,412
	Industrial Distribution
1,925,000	Airgas	81,139
	Industrial Gas Distributor
1,600,000	Grafton Group (Ireland)	24,045
	Builders Materials Wholesaling & Do-it-yourself Retailing
500,000	Interline Brands (a)	10,960
	Industrial Distribution
		337,847
	> Industrial Materials & Specialty Chemicals 1.4%
2,000,000	Spartech (b)	58,680
	Plastics Distribution & Compounding
590,000	Novozymes (Denmark)	52,783
	Industrial Enzymes
28,000	Sika (Switzerland)	47,583
	Chemicals for Construction & Industrial Applications
1,228,000	Drew Industries (a)(b)	35,219
	RV & Manufactured Home Components
195,000	Sociedad Quimica y Minera de Chile (Chile)	28,470
	Producer of Specialty Fertilizers, Lithium, & Iodine
400,000	Carbone Lorraine (France)	23,847
	Advanced Industrial Materials
431,000	Koninklijke TenCate (Netherlands)	16,582
	Advanced Textiles & Industrial Fabrics
234,000	Albany International	8,410
	Paper Machine Clothing and Advanced Textiles
90,000	Wavin (Netherlands)	1,779
	Largest European Plastic Pipe Systems Company
		273,353
	> Electrical Components 1.2%
2,600,000	Genlyte Group (a)(b)	183,430
	Commercial Lighting Fixtures
700,000	Legrand (France)	23,144
	Electrical Components
1,125,000	Ushio (Japan)	21,719
	Industrial Light Sources
500,000	Zumtobel (Austria) (a)	16,898
	Lighting Systems
		245,191
	> Outsourcing Services 1.0%
1,800,000	Administaff (b)	63,360
	Professional Employer Organization
2,500,000	Quanta Services (a)	63,050
	Electrical & Telecom Construction Services

Number of Shares		Value (000)

	> Outsourcing Services—continued
925,000	USG People (Netherlands)	$38,157
	Temporary Staffing Services
2,000,000	Labor Ready (a)	37,980
	Temporary Manual Labor
600,000	GP Strategies (a)	5,460
	Training Programs
		208,007
	> Conglomerates 0.8%
680,000	Aalberts Industries (Netherlands)	67,165
	Flow Control & Heat Treatment
1,615,000	Hexagon (Sweden)	65,569
	Measurement Equipment & Polymers
600,000	Ibiden (Japan)	31,110
	Electronic Parts & Ceramics
		163,844
	> Steel 0.7%
2,860,000	Gibraltar Industries (b)	64,693
	Steel Processing
1,800,000	Worthington Industries	37,044
	Steel Processing
135,000	Vallourec (France)	34,550
	Oil, Gas & Industrial Seamless Tubes
		136,287
	> Waste Management 0.4%
2,550,000	Waste Connections (a)	76,347
	Solid Waste Management
		76,347
Industrial Goods & Services: Total		3,409,724

Finance 12.8%
	> Insurance 3.8%
3,125,000	HCC Insurance Holdings	96,250
	Specialty Insurance
2,040,000	Philadelphia Consolidated Holding (a)	89,740
	Specialty Insurance
149,000	Markel (a)	72,240
	Specialty Insurance
4,000,000	Conseco (a)	69,200
	Life, Long Term Care, & Medical Supplement Insurance
1,200,000	Assurant	64,356
	Specialty Insurance
1,748,000	Leucadia National	51,426
	Insurance Holding Company
995,000	Protective Life	43,820
	Life Insurance
740,000	Stancorp Financial Group	36,386
	Group Life & Disability Insurance
1,420,000	Selective Insurance Group	36,153
	Commercial & Personal Lines Insurance
1,550,000	United America Indemnity (a)(b)	35,960
	Specialty Insurance
1,000,000	Endurance Specialty Holdings	35,740
	Commercial Lines Insurance/Reinsurance
570,000	RLI	31,310
	Specialty Insurance
750,000	Delphi Financial Group	30,172
	Group Employee Benefit Products & Services
600,000	National Financial Partners	28,146
	Distributor of Life Insurance, Group Benefits & Investment Advisory Services
1,000,000	Aspen Insurance	26,210
	Commercial Lines Insurance/Reinsurance
280,000	April Group (France)	14,647
	Insurance Policy Construction
		761,756
	> Banks 3.5%
2,605,000	BOK Financial	129,026
	Tulsa Based S.W. Bank
3,450,000	Associated Banc-Corp	115,920
	Midwest Bank
4,080,000	Glacier Bancorp (b)	98,083
	Mountain States Bank
3,156,000	TCF Financial	83,192
	Great Lakes Bank
2,500,000	Northern Rock (United Kingdom)	56,330
	Lowest Cost Mortgage Bank in UK
1,320,000	West Coast Bancorp (b)	42,200
	Portland Small Business Bank
1,800,000	Anglo Irish Bank (Ireland)	38,473
	Small Business & Middle Market Banking
1,222,000	Chittenden	36,892
	Vermont & Western Massachusetts Banks
636,000	Great Southern Bancorp	18,622
	Missouri Real Estate Lender
1,000,000	Depfa Bank (Ireland)	17,860
	Investment Banker to Public Authorities
1,049,000	West Bancorporation (b)	15,829
	Des Moines Commercial Bank
286,000	First Financial Bankshares	11,961
	West Texas Bank
400,000	First Mutual Bancshares (b)	8,648
	Seattle Community Bank
200,000	East West Bancorp	7,354
	LA Bank with Chinese Focus
250,000	First Busey	5,358
	Illinois Bank
150,000	Greene County Bancshares	5,087
	Tennessee Bank
48,000	SY Bancorp	1,193
	Louisville Bank
		692,028
	> Brokerage & Money Management 2.3%
5,500,000	Eaton Vance	196,020
	Specialty Mutual Funds
2,464,000	SEI Investments	148,407
	Mutual Fund Administration & Investment Management
2,157,000	Nuveen Investments	102,026
	Money Management
450,000	Investment Technology Group (a)	17,640
	Electronic Trading
		464,093

Number of Shares		Value (000)

	> Savings & Loans 1.6%
4,326,000	People’s Bank of Bridgeport	$192,074
	Connecticut Savings & Loan
1,700,000	Housing Development Finance (India)	59,259
	Indian Mortgage Lender
1,178,000	Anchor Bancorp Wisconsin (b)	33,396
	Wisconsin Thrift
1,285,000	Washington Federal	30,146
	Traditional Thrift
360,000	Provident New York Bancorp	5,094
	New York State Thrift
		319,969
	> Finance Companies 1.6%
6,500,000	AmeriCredit (a)(b)	148,590
	Auto Lending
1,500,000	World Acceptance (a)(b)	59,925
	Personal Loans
1,212,000	McGrath Rentcorp	38,384
	Temporary Space & IT Rentals
900,000	Marlin Business Services (a)(b)	19,692
	Small Equipment Leasing
1,203,000	Electro Rent (a)	17,323
	Test & Measurement Rentals
250,000	Banca Italease (Italy)	16,014
	Italian Leasing & Factoring Leader
1,000,000	Paragon Group (United Kingdom)	11,443
	UK Buy-to-let Finance Company
		311,371
Finance: Total		2,549,217

Health Care 8.3%
	> Health Care Services 2.2%
1,000,000	Rhoen-Klinikum (Germany)	59,592
	Health Care Services
1,085,000	Charles River Laboratories (a)	50,192
	Pharmaceutical Research
1,300,000	Lincare Holdings (a)	47,645
	Home Healthcare Services
2,250,000	PSS World Medical (a)	47,565
	Medical Supplies Distributor
1,125,000	LCA-Vision (b)	46,339
	Lasik Surgery Centers
900,000	Omnicare	35,793
	Pharmacy Services For Nursing Homes
1,150,000	United Surgical Partners (a)	35,431
	Outpatient Surgery Center
270,000	OPG Groep (Netherlands)	33,814
	Healthcare Supplies & Pharmacies
500,000	Coventry Health Care (a)	28,025
	HMO
1,433,000	Dendrite International (a)	22,441
	Software for Pharmaceutical Sales Force Automation
2,600,000	Eresearch Technology (a)	20,436
	Clinical Research Services
		427,273
	> Medical Supplies 1.7%
1,910,000	Cytyc (a)	65,341
	Consumables Related to Women’s Health
929,000	Henry Schein (a)	51,262
	Largest Distributor Of Healthcare Products
1,250,000	ICU Medical (a)(b)	49,000
	Intravenous Therapy Products
1,200,000	Owens & Minor	44,076
	Distribution of Medical Supplies
1,025,000	Polymedica	43,388
	Diabetes Supply Distributor
700,000	Cooper	34,034
	Contact Lens Manufacturer
905,000	Arrow International	29,105
	Disposable Catheters
486,000	Techne (a)	27,751
	Cytokines, Antibodies, Other Reagents for Life Science
		343,957
	> Biotechnology & Drug Delivery 1.6%
2,550,000	PDL BioPharma (a)	55,335
	Proprietary Monoclonal Antibodies
2,375,000	BioMarin (a)	40,992
	Biotech Focused On Orphan Diseases
865,000	Amylin (a)	32,316
	Biotech Company Focused On Diabetes And Obesity
2,160,000	Array Biopharma (a)(b)	27,432
	Drugs for Cancer & Inflammatory Diseases
3,300,000	Seattle Genetics (a)(b)	27,027
	Antibody-based Therapies for Cancer
2,000,000	Medarex (a)	25,880
	Humanized Antibodies
650,000	Myriad Genetics (a)	22,399
	Drugs/Diagnostics Hybrid
1,250,000	Nektar Therapeutics (a)	16,325
	Drug Delivery Technologies
2,000,000	Cytokinetics (a)	13,920
	Drugs for Cancer & Heart Failure
1,179,000	Arena Pharmaceuticals (a)	12,804
	Novel Drug Targeting Technology
3,100,000	Lexicon Genetics (a)	11,253
	Drug Discovery
2,520,000	Decode Genetics (a)	9,198
	Drugs for Heart Attack, Asthma & Vascular Disease
1,229,000	Neurogen (a)	7,989
	Development-stage Biotech Focused on Neurology
1,750,000	Genitope (a)	7,263
	Cancer Vaccine
1,100,000	La Jolla Pharmaceutical (a)	6,655
	Lupus Treatment
1,650,000	Nuvelo (a)	6,072
	Development-stage Biotech Focused on Cardiovascular/Cancer
1,249,999	Perlegen Sciences (a)(c)	737
	Large Scale Gene Sequencing
1,875,000	Locus Pharmaceuticals, Series D, Pfd. (a)(c)	544
	High Throughput Rational Drug Design

Number of Shares		Value (000)

	> Biotechnology & Drug Delivery—continued
359,944	Microdose (a)(c)	$360
	Drug Inhaler Development
966,441	Locus Pharmaceuticals, Series B, Pfd. (a)(c)	280
	High Throughput Rational Drug Design
		324,781
	> Medical Equipment & Devices 1.6%
1,000,000	Edwards Lifesciences (a)	50,700
	Heart Valves
943,000	Orthofix International (a)(b)	48,140
	Bone Fixation & Stimulation Devices
870,000	Vital Signs (b)	45,223
	Anesthesia, Respiratory & Sleep Products
1,200,000	Viasys Healthcare (a)	40,788
	Respiratory & Neurology Medical Equipment
315,000	Synthes (Switzerland)	38,884
	Products for Orthopaedic Surgery
550,000	Haemonetics (a)	25,712
	Blood & Plasma Collection Equipment
550,000	Dade Behring	24,118
	Clinical Diagnostics Supplier
552,000	Advanced Medical Optics (a)	20,534
	Medical Devices for Eye Care
140,000	Essilor International (France)	16,084
	Eyeglass Lenses
		310,183
	> Pharmaceuticals 1.2%
900,000	Cephalon (a)	64,089
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
1,295,000	Endo Pharmaceuticals (a)	38,073
	Specialty Pharmaceuticals for Pain Management
1,000,000	Medicis Pharmaceutical	30,820
	Specialty Pharmaceuticals - Dermatology
3,000,000	QLT (a)	23,490
	Specialty Pharmaceuticals for Ophthalmology & Dermatology
1,010,000	MGI Pharma (a)	22,695
	Specialty Pharmaceuticals for Oncology & Acute Care
3,053,333	United Drug (Ireland)	16,315
	Irish Pharmaceutical Wholesaler & Outsourcer
600,000	The Medicines Company (a)	15,048
	Specialty Pharmaceuticals for Cardiovascular
1,000,000	Collagenex Pharmaceuticals (a)	13,510
	Specialty Pharmaceuticals for Dermatology
1,600,000	Barrier Therapeutics (a)(b)	11,040
	Specialty Pharmaceuticals for Dermatology
		235,080
Health Care: Total		1,641,274

Energy & Minerals 7.9%
	> Oil & Gas Producers 3.8%
2,700,000	Ultra Petroleum (a)	143,451
	Oil & Gas Producer
2,500,000	XTO Energy	137,025
	Oil & Gas Producer
2,400,000	Equitable Resources	115,968
	Natural Gas Producer & Utility
4,900,000	Talisman Energy (Canada)	85,989
	Oil & Gas Producer
2,000,000	Southwestern Energy (a)	81,960
	Oil & Gas Producer
9,315,000	Tullow Oil (United Kingdom)	66,860
	Oil & Gas Producer
1,500,000	Range Resources	50,100
	Oil & Gas Producer
850,000	St. Mary Land & Exploration	31,178
	Oil & Gas Producer
700,000	Denbury Resources (a)	20,853
	Oil Producer Using Co2 Injection
3,200,000	Vaalco Energy (a)(b)	16,576
	Oil & Gas Producer
870,000	McMoran Exploration (a)	11,928
	Natural Gas Producer & Developer
		761,888
	> Oil Services 3.1%
2,820,000	FMC Technologies (a)	196,723
	Oil & Gas Well Head Manufacturer
3,418,301	Fugro (Netherlands)	173,521
	Oilfield Services
1,200,000	Atwood Oceanics (a)	70,428
	Offshore Drilling Contractor
1,761,000	Rowan	57,180
	Offshore Drilling Contractor
750,000	CARBO Ceramics	34,912
	Natural Gas Well Stimulants
1,228,000	Tetra Technologies (a)	30,344
	U.S. Based Service Company with Life of Field Approach
1,000,000	ShawCor (Canada)	23,846
	Oil & Gas Pipeline Products
1,780,000	Enerflex Systems (Canada)	17,499
	Natural Gas Compresser Rental & Fabrication
730,000	Key Energy Services (a)	11,935
	Well Workover Services
310,000	Newpark Resources (a)	2,186
	Drilling Fluid Services
		618,574
	> Mining 0.7%
13,100,000	UrAsia Energy (Canada) (a)(c)	79,769
	Uranium Mining in Kazakhstan
2,900,000	Jubilee Mines (Australia)	41,109
	Nickel Mining in Australia
1,000,000	Ivanhoe Mines (Canada) (a)	11,693
	Copper Mine Project in Mongolia
		132,571
	> Agricultural Commodities 0.2%
550,000	Aracruz Celulose (Brazil)	28,858
	Brazilian Hardwood Pulp Producer
1,982,000	Global Bio-chem Technology Group (China)	505
	Refiner of Corn-Based Commodities
		29,363

Number of Shares		Value (000)

	> Oil Refining, Marketing & Distribution 0.1%
435,000	Oneok	$19,575
	Natural Gas Distribution, Pipeline Processing & Trading
		19,575
Energy & Minerals: Total		1,561,971

Other Industries 5.3%
	> Real Estate 4.3%
5,850,000	Highland Hospitality (b)	104,130
	Hotel Owner
1,760,000	Gaylord Entertainment (a)	93,051
	Convention Hotels
1,398,000	Forest City Enterprises, Cl. B (b)	92,464
	Commercial & Residential Property Developer
650,000	SL Green Realty	89,167
	Manhattan Office Buildings
1,320,000	General Growth Properties	85,232
	Regional Shopping Malls
3,700,000	DiamondRock Hospitality	70,300
	Hotel Owner
635,000	Macerich Company	58,649
	Regional Shopping Malls
575,000	Federal Realty Investment Trust	52,107
	Shopping Centers
1,720,000	Kite Realty Group (b)	34,314
	Community Shopping Centers
1,020,000	Brandywine Realty	34,078
	Office Buildings
850,000	Digital Realty Trust	33,915
	Technology-focused Office Buildings
628,000	Parkway Properties	32,813
	Office Buildings
1,375,000	Crescent Real Estate Equities	27,583
	Class ‘A’ Office Buildings
900,000	American Campus Communities In	27,261
	Student Housing
4,100	Kenedix (Japan)	20,945
	Real Estate Investment Management
37,407	Security Capital European Realty (Luxembourg) (a)(c)(d)	—
	Self Storage Properties
		856,009
	> Transportation 0.6%
1,556,000	JB Hunt Transport Services	40,830
	Trucking Conglomerate
826,200	Grupo Aeroportuario del Surest (Mexico)	39,013
	Cancun/Cozumel Airport Operator
1,914,000	Heartland Express	30,394
	Regional Trucker
14,120,000	China Shipping Development (China)	21,541
	China’s Dominant Shipper for Oil & Coal
		131,778

Number of Shares or Principal Amount (000)		Value (000)

	> Regulated Utilities 0.4%
1,650,000	Northeast Utilities	$54,070
	Regulated Electric Utility
340,000	Red Electrica de Espana (Spain) (b)	16,019
	Spanish Power Grid
190,000	Tesco (a)	5,045
	Developing New Well Drilling Technologies
		75,134
Other Industries: Total		1,062,921

Total Equities: 94.6% (Cost: $11,121,551)		18,808,427

Short-Term Obligations 5.4%
$50,000	ST Germain Holdings (e) 5.26% Due 04/04/07	49,978
50,000	Manhattan Asset (e) 5.26% Due 04/05/07	49,971
50,000	Manhattan Asset (e) 5.27% Due 04/10/07	49,934
50,000	Versailles LLC (e) 5.27% Due 04/11/07	49,927
50,000	Mica Funding LLC (e) 5.27% Due 04/12/07	49,920
50,000	Advantage Asset (e) 5.27% Due 04/16/07	49,890
50,000	Coast Asset (e) 5.27% Due 04/17/07	49,883
50,000	East Fleet Financial (e) 5.28% Due 04/20/07	49,861
50,000	La Fayette Asset (e) 5.27% Due 04/23/07	49,839
50,000	Starbird Funding (e) 5.27% Due 05/04/07	49,758
45,000	Coast Asset (e) 5.28% Due 04/13/07	44,921
45,000	Ebury Finance Ltd. (e) 5.28% Due 05/03/07	44,789
44,000	Morrigan TRR (e) 5.29% Due 04/26/07	43,838
44,000	Morrigan TRR (e) 5.28% Due 04/27/07	43,832
42,000	Liberty Street Funding (e) 5.26% Due 04/02/07	41,994
42,000	Deutsche Zentral (e) 5.26% Due 04/03/07	41,988
40,000	Hannover Funding LLC (e) 5.27% Due 04/09/07	39,953
40,000	ST Germain Holdings (e) 5.27% Due 04/18/07	39,900
40,000	Hannover Funding LLC (e) 5.28% Due 04/19/07	39,894

Principal Amount (000)		Value (000)

Short-Term Obligations—continued
$40,000	La Fayette Asset (e) 5.27 Due 04/24/07	$39,865
40,000	Quatro PMX Ltd. (e) 5.29% Due 04/25/07	39,859
37,000	Starbird Funding (e) 5.27% Due 04/30/07	36,843
37,000	Bleu Bell Funding (e) 5.27% Due 05/01/07	36,838
25,000	Newport Funding (e) 5.27% Due 05/02/07	24,887
14,750	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Government Agency Note, maturing 3/24/08, market value of $15,045 (repurchase proceeds: $14,756)	14,750
	(Amortized Cost: $1,073,112)	1,073,112

Total Investments: 100.0% (Cost: $12,194,663)(f)(g)		19,881,539

Cash and Other Assets Less Liabilities: —%		(1,035)

Total Net Assets: 100%		$19,880,504

> Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)          Non-income producing security.

(b)         An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with affiliated companies during the three months ended March 31, 2007, are as follows:

Affiliates	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2007	Value	Dividend
Actuate	6,000,000	—	—	6,000,000	$31,320	$—
Administaff	1,670,000	130,000	—	1,800,000	63,360	198
AFC Enterprises	1,600,000	—	—	1,600,000	32,080	—
Agile Software	3,500,000	—	—	3,500,000	24,325	—
AmeriCredit	6,500,000	—	—	6,500,000	148,590	—
Anchor Bancorp Wisconsin	1,178,000	—	—	1,178,000	33,396	200
AnswerThink Consulting	4,600,000	—	—	4,600,000	15,042	—
Array Biopharma	1,780,000	380,000	—	2,160,000	27,432	—
Bally Technologies	3,500,000	—	—	3,500,000	82,530	—
Barrier Therapeutics	1,321,000	279,000	—	1,600,000	11,040	—
Chattem	1,010,000	—	—	1,010,000	59,529	—
Chico’s FAS	7,080,000	2,050,000	—	9,130,000	223,046	—
Christopher & Banks	3,743,000	—	—	3,743,000	72,876	225
Clarcor	3,500,000	—	—	3,500,000	111,300	254
Concur Technologies	2,131,000	—	—	2,131,000	37,207	—
Dobson Communications	8,000,000	—	—	8,000,000	68,720	—
Drew Industries	1,228,000	—	—	1,228,000	35,219	—
ESCO Technologies	2,200,000	—	—	2,200,000	98,604	—
Excel Technology	625,000	110,000	—	735,000	20,088	—
First Mutual Bancshares	400,000	—	—	400,000	8,648	36
Fleetwood Enterprises	4,690,000	—	1,435,000	3,255,000	25,747	—
Forest City Enterprises, Cl. B	1,398,000	—	—	1,398,000	92,464	98
Forward Air	1,900,000	—	—	1,900,000	62,472	133
Gaiam	1,200,000	—	—	1,200,000	18,888	—
Genlyte Group	1,963,000	637,000	—	2,600,000	183,430	—
Gibralter Industries	2,860,000	—	—	2,860,000	64,693	286
Glacier Bancorp	4,080,000	—	—	4,080,000	98,083	490
Helen of Troy	1,800,000	—	—	1,800,000	40,878	—
Highland Hospitality	5,850,000	—	—	5,850,000	104,130	1,345
HNI	2,550,000	—	—	2,550,000	117,122	497
ICU Medical	1,083,000	167,000	—	1,250,000	49,000	—
iGate Capital	5,000,000	—	—	5,000,000	41,200	—
II VI	2,025,000	—	—	2,025,000	68,546	—
ITT Educational Services	2,250,000	—	—	2,250,000	183,352	—
IXYS	1,905,000	—	—	1,905,000	19,488	—
JDA Software	1,490,000	—	—	1,490,000	22,395	—
Kite Realty Group	1,720,000	—	—	1,720,000	34,314	335
Kronos	2,750,000	—	—	2,750,000	147,125	—
LCA-Vision	1,125,000	—	—	1,125,000	46,339	203
Littelfuse	1,135,000	135,000	—	1,270,000	51,562	—
Marlin Business Services	685,000	215,000	—	900,000	19,692	—
Mine Safety Appliances	1,900,000	—	—	1,900,000	79,914	342
Orthofix International	942,500	500	—	943,000	48,140	—
Oxford Industries	919,000	150,000	—	1,069,000	52,851	165
Pinnacle Entertainment	3,200,000	—	—	3,200,000	93,024	—
Pool	2,500,000	390,000	—	2,890,000	103,462	289
Princeton Review	2,550,000	—	—	2,550,000	13,694	—
ProQuest	2,000,000	—	—	2,000,000	18,000	—
Radiant Systems	2,500,000	—	—	2,500,000	32,575	—
Red Robin Gourmet Burgers	1,000,000	—	—	1,000,000	38,820	—
Saga Communications	1,400,000	—	—	1,400,000	13,622	—
Salem Communications	1,541,000	—	—	1,541,000	19,263	—
Seattle Genetics	2,300,000	1,000,000	—	3,300,000	27,027	—
Shuffle Master	2,430,000	—	—	2,430,000	44,348	—
SkillSoft Publishing	9,500,000	—	—	9,500,000	79,420	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	9,600	—
Spartech	2,700,000	—	700,000	2,000,000	58,680	365
Supertex	690,000	260,000	—	950,000	31,550	—
Tumbleweed Communications	3,500,000	—	—	3,500,000	10,710	—
United America Indemnity	1,550,000	—	—	1,550,000	35,960	—
Universal Technical Institute	1,500,000	—	—	1,500,000	34,620	—
Vaalco Energy	3,200,000	—	—	3,200,000	16,576	—
Vail Resorts	2,390,000	—	—	2,390,000	129,848	—
Vital Signs	870,000	—	—	870,000	45,223	78
Watsco	2,375,000	—	—	2,375,000	121,291	594
West Bancorporation	949,000	100,000	—	1,049,000	15,829	152
West Coast Bancorp	1,320,000	—	—	1,320,000	42,200	158
World Acceptance	1,500,000	—	—	1,500,000	59,925	—
TOTAL OF AFFILIATED TRANSACTIONS	170,651,500	6,003,500	2,135,000	174,520,000	$3,971,444	$6,443

> Notes to Statement of Investments (in thousands)

The aggregate cost and value of these companies at March 31, 2007, was $2,372,293 and $3,971,444, respectively. Investments in affiliate companies represented 19.98% of total net assets at March 31, 2007.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, excluding UrAsia Energy, are valued in good faith by the Board of Trustees. At March 31, 2007, these securities had an aggregate value of $81,690 which represents 0.41% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
UrAsia Energy	10/26/05	13,100	$20,140	$79,769
Perlegen Sciences	3/30/01	1,250	4,500	737
Locus Pharmaceuticals, Series D Pfd.	9/5/01	1,875	7,500	544
Microdose	11/24/00	360	2,005	360
Locus Pharmaceuticals, Series B Pfd.	2/8/07	966	280	280
Security Capital European Reality	8/20/98 - 11/12/99	37	205	—
			$34,630	$81,690

(d)         Security has no value.

(e)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2007, these securities had an aggregate value of $1,058,362, which represented 5.3% of net assets.

(f)            At March 31, 2007, for federal income tax purposes cost of investments was $12,194,663 and net unrealized appreciation was $7,686,876 consisting of gross unrealized appreciation of $8,033,315 and gross unrealized depreciation of $346,439.

(g)         On March 31, 2007, the market value of foreign securities represented 11.28% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Netherlands	$357,922	1.80%
Canada	277,942	1.40
France	200,009	1.01
Ireland	150,650	0.76
United Kingdom	134,633	0.68
Japan	134,405	0.68
Switzerland	132,634	0.67
Sweden	108,493	0.55
Germany	102,459	0.51
Australia	81,645	0.41
Hong Kong	81,403	0.41
India	59,259	0.30
Denmark	52,783	0.26
Israel	48,513	0.24%
Taiwan	44,358	0.22
China	43,476	0.22
Brazil	41,245	0.21
Mexico	39,013	0.20
Chile	28,470	0.14
Italy	25,456	0.13
South Africa	21,899	0.11
Singapore	21,587	0.11
Greece	20,886	0.10
Austria	16,898	0.08
Spain	16,019	0.08
Luxembourg	—	—
Total Foreign Portfolio	$2,242,057	11.28%

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2007

Number of Shares		Value (000)
	Equities: 94.4%

Europe 54.7%
	> France 8.8%
3,000,000	SES Global	$57,268
	Satellite Broadcasting Services
390,000	Iliad	40,600
	Alternative Internet & Telecoms Provider
600,000	Carbone Lorraine	35,771
	Advanced Industrial Materials
375,000	Norbert Dentressangle	35,066
	Transport
200,000	Neopost	28,587
	Postage Meter Machines
206,000	Pierre & Vacances	28,344
	Vacation Apartment Lets
500,000	Trigano	28,267
	Leisure Vehicles & Camping Equipment
298,818	Rubis	26,006
	Tank Storage & LPG Supplier
190,000	Bacou Dalloz	25,381
	Safety Equipment
700,000	Legrand	23,144
	Electrical Components
240,000	Imerys	22,282
	Industrial Minerals Producer
240,000	Eurofins Scientific (a)	21,535
	Food Screening & Testing
100,000	Ciments Francais	21,087
	Leading French & Emerging Markets Cement Producer
350,000	April Group	18,309
	Insurance Policy Construction
360,000	Meetic (a)	13,850
	Dating Services
		425,497
	> Netherlands 7.4%
1,271,700	Fugro	64,554
	Oilfield Services
480,000	Aalberts Industries	47,411
	Flow Control & Heat Treatment
1,103,000	USG People	45,500
	Temporary Staffing Services
574,000	Imtech	41,291
	Engineering & Technical Services
973,000	Koninklijke TenCate	37,434
	Advanced Textiles & Industrial Fabrics
1,385,000	Unit 4 Agresso (a)(b)	34,727
	Business & Security Software
520,000	Smit Internationale	33,239
	Harbor & Offshore Towage & Marine Services
191,000	OPG Groep	23,920
	Healthcare Supplies & Pharmacies
840,000	Wavin	16,607
	Largest European Plastic Pipe Systems Company
163,000	Boskalis Westminster	16,222
	Dredging & Maritime Contractor
		360,905
	> United Kingdom 7.4%
2,100,000	Northern Rock	47,317
	Lowest Cost Mortgage Bank in UK
3,500,000	Paragon Group	40,051
	UK Buy-to-let Finance Company
1,970,714	Expro International Group (a)	34,243
	Offshore Oilfield Services
5,040,000	RPS Group	32,258
	Environmental Consulting & Planning
1,450,000	Northgate	30,788
	Light Commercial Vehicle Rental Specialist
2,205,000	Smith & Nephew	28,031
	Medical Equipment & Supplies
2,450,000	Workspace Group	24,263
	UK Real Estate
3,255,691	Tullow Oil	23,369
	Oil & Gas Producer
4,620,000	Taylor Nelson Sofres	21,501
	Market Research
1,000,000	Keller Group	18,124
	International Ground Engineering Specialist
3,007,000	BBA Group	16,628
	Aviation Support Services & Non-woven Materials
640,000	Randgold Resources	15,302
	Gold Mining in Western Africa
1,275,000	Detica	10,362
	UK IT Services Company
1,436,000	Mears Group	9,551
	Social housing Mainentance
1,300,000	Debt Free Direct	8,007
	Consumer Debt Reduction & Management Solutions
		359,795
	> Germany 6.6%
900,000	Rhoen-Klinikum	53,633
	Health Care Services
400,000	Wincor Nixdorf	37,276
	Retail POS Systems & ATM Machines
525,000	Hugo Boss Designs	30,507
	Fashion Apparel
775,000	CTS Eventim	29,961
	Event Ticket Sales
120,000	Deutsche Boerse	27,492
	Trading, Clearing, Settlement Svcs for Financial Markets
525,000	GFK	24,020
	Market Research Services
250,000	Vossloh	24,015
	Rail Infrastructure & Diesel Locomotives
15,000	Porsche	22,918
	Specialty Automobile Manufacturer
267,000	Elringklinger	20,762
	Automobile Components
100,000	Rational	19,403
	Commercial Oven Mfr
870,000	Takkt	15,620
	Mail Order Retailer of Office & Warehouse Durables
283,000	Deutsche Beteiligungs	8,582
	Private Equity Investment Management

Number of Shares		Value (000)

	> Germany—continued
150,000	Gagfah	$4,048
	German Residential Property
		318,237
	> Ireland 6.0%
2,000,000	Bank of Ireland	43,148
	Irish Commercial Bank
8,050,000	United Drug	43,014
	Irish Pharmaceutical Wholesaler & Outsourcer
1,800,000	IAWS Group	41,839
	Baked Goods
1,850,000	Grafton Group	27,802
	Builders Materials Wholesaling & Do-it-yourself Retailing
1,300,000	Anglo Irish Bank	27,786
	Small Business & Middle Market Banking
1,035,000	Kingspan Group	27,445
	Building Insulation & Environmental Containers
1,300,000	Depfa Bank	23,218
	Investment Banker to Public Authorities
500,000	Ryanair (a)	22,395
	Low Cost Airline
1,260,000	C&C Group	19,138
	Beverage Company
600,000	Paddy Power	15,878
	Irish Betting Services
		291,663
	> Switzerland 5.8%
550,000	Kuehne & Nagel	45,239
	Freight Forwarding/Logistics
24,000	Sika	40,785
	Chemicals for Construction & Industrial Applications
330,000	Synthes	40,736
	Products for Orthopaedic Surgery
25,000	Geberit	38,472
	Plumbing Supplies
95,000	Nobel Biocare Holding	34,633
	Dental Implants & Ceramic Crowns
25,000	Givaudan	23,125
	Fragrances & Flavors
140,000	Burckhardt Compression (a)	22,985
	Gas Compression Pumps
375,000	Schindler	22,837
	Elevator Manufacturer & Service Provider
400,000	Logitech International (a)	11,110
	Branded Peripheral Computer Devices
		279,922
	> Italy 3.1%
590,000	Banca Italease	37,792
	Italian Leasing & Factoring Leader
9,100,000	CIR	36,347
	Italian Holding Company
3,000,000	Amplifon	27,772
	Hearing Aid Retailer
13,400,000	Ducati Motor (a)	22,197
	Motorcycles & Related Merchandise
375,000	Sabaf	14,472
	Supplier to White Goods Oems
1,223,000	GranitiFiandre	13,936
	Innovative Stoneware
		152,516
	> Sweden 2.4%
1,553,500	Hexagon	63,072
	Measurement Equipment & Polymers
755,000	Nobia	30,923
	Kitchen Cabinet Manufacturing & Distribution
610,000	SWECO	25,028
	Engineering Consultants
		119,023
	> Spain 1.3%
567,000	Red Electrica de Espana	26,714
	Spanish Power Grid
800,000	Prisa	17,847
	Leading Spanish-Speaking Publisher
400,000	Sogecable (a)	16,597
	Spain’s Main Pay-TV
		61,158
	> Russia 1.1%
775,000	Novolipetsk Steel	22,793
	Vertically Integrated Steel Producer
486,000	RosBusinessConsulting (a)	18,954
	Financial Information, Media, & It Services in Russia
370,000	Mechel Steel Group	12,302
	Coking Coal
		54,049
	> Austria 1.1%
965,000	Zumtobel (a)	32,614
	Lighting Systems
300,000	Wienerberger	18,735
	Bricks & Clay Roofing Tiles
		51,349
	> Greece 0.8%
1,300,000	Intralot	39,352
	Lottery & Gaming Systems/Services
		39,352
	> Poland 0.7%
1,125,500	Central European Distribution (a)	32,763
	Vodka Production & Alcohol Distribution
		32,763
	> Finland 0.7%
1,756,000	Poyry	32,371
	Engineering Consultants
		32,371
	> Czech Republic 0.6%
183,000	Komercni Banka	31,695
	Leading Czech Universal Bank
		31,695
	> Denmark 0.5%
265,000	Novozymes	23,708
	Industrial Enzymes
		23,708

Number of Shares		Value (000)

	> Norway 0.4%
2,174,800	Kongsberg Automotive	$19,321
	Automotive Seating & Component Supplier
		19,321
Europe: Total		2,653,324

Asia 24.2%
	> Japan 14.7%
730,000	Ibiden	37,851
	Electronic Parts & Ceramics
7,200	Kenedix	36,782
	Real Estate Investment Management
43,500	Jupiter Telecommunications (a)	36,545
	Largest Cable Service Provider in Japan
1,080,000	Hoya	35,835
	Opto-Electrical Components & Eyeglass Lenses
1,205,000	Aeon Mall	35,381
	Suburban Shopping Mall Developer, Owner & Operator
1,273,900	Yusen Air & Sea Service	34,918
	Airfreight Logistics
3,700,000	Kansai Paint	31,618
	Paint Producer in Japan, India, China, & Southeast Asia
816,200	Kintetsu World Express	28,952
	Airfreight Logistics
1,218,000	JSR	28,114
	Films & Chemicals for LCD Screens & Electronics
430,000	USS	28,061
	Used Car Auctioneer
2,000,000	Park24	26,901
	Parking Lot Operator
546,000	Daito Trust Construction	25,715
	Apartment Builder
1,272,000	Ushio	24,557
	Industrial Light Sources
718,000	Ito En	23,397
	Bottled Tea & Other Beverages
7,000	Risa Partners	20,672
	Npl & Real Estate Related Investment
900,000	FCC	20,545
	Auto/Motorcycle Clutches
8,033	FullCast	19,973
	Employment Outsourcing
2,000,000	Chiba Bank	17,651
	Regional Bank
960,700	Cosel	17,120
	Industrial Standard Switching Power Supply System
403,600	Union Tool	16,611
	Precision Drill Bit Manufacturer
965,000	T. Hasegawa	15,895
	Industrial Flavors & Fragrances
380,000	Takata	15,092
	Safety Related Auto Parts
321,300	Hogy Medical	15,024
	Disposable Surgical Products
2,400	Osaka Securities Exchange	13,829
	Osaka Securities Exchange
2,248,000	Hiroshima Bank	12,381
	Regional Bank
1,500,000	Bank of Fukuoka	11,733
	Regional Bank
370,000	Shimano	11,429
	Bicycle Components & Fishing Tackle
396,000	As One	11,022
	Scientific Supplies Distributor
92,000	Nakanishi	10,735
	Dental Tools & Machinery
1,230,000	Kamigumi	10,584
	Port Cargo Handling & Logistics
72,000	Hirose Electric	8,658
	Electrical Connectors
643,000	AIN Pharmaciez (b)	8,403
	Dispensing Pharmacy/Drugstore Operator
382,000	Nagaileben	8,056
	Medical/Healthcare Related Clothes
1,650	Japan Pure Chemical	6,455
	Precious Metal Plating Chemicals for Electronics
3,300	Message	5,993
	Nursing Care Facilities
		712,488
	> China 2.5%
23,547,000	China Shipping Development	35,923
	China’s Dominant Shipper for Oil & Coal
48,430,000	Lenovo Group	17,727
	Global Third Largest PC Vendor
22,049,000	China Green	16,932
	An Agricultural Grower & Processor in China
4,782,000	Fu Ji Food & Catering Services	15,025
	Food Catering Service Provider in China
21,750,000	TPV Technology	13,918
	Odm for LCD Monitor & Flat TV
6,758,000	Travelsky Technology	11,901
	Online Air Travel Bookings in China
400,000	Sohu.com (a)	8,572
	Chinese Internet Portal/Online Advertising
2,546,000	Global Bio-chem Technology Group	648
	Refiner of Corn-based Commodities
		120,646
	> Hong Kong 2.1%
5,026,000	Hong Kong Exchanges and Clearing	48,887
	Hong Kong Equity & Derivatives Market Operator
26,600,000	EganaGoldpfeil	18,656
	A Leather & Fashion Accessories Brand Manager
14,000,000	Techtronic Industries	16,968
	Power Tools & Motorized Appliances
5,000,000	Lifestyle International	15,038
	Mid/High-End Department Store Operator In HK/China
200,000	Melco-PBL Entertainment Macau (a)	3,228
	Macau Casino Operator
		102,777

Number of Shares		Value (000)

	> South Korea 1.2%
160,000	MegaStudy (a)	$28,061
	Online Education Service Provider
444,000	Taewoong	15,338
	A Player in the Niche Customized Forging Market
714,000	Sung Kwang Bend	8,766
	A Large Customized Industrial Pipe Fitting Manufacturer
262,000	YBM Sisa.com	5,444
	Online Language Educator & Tester
183,500	Woongjin Thinkbig	3,043
	Education Provider for Pre-school/Elementary School
		60,652
	> India 1.2%
1,300,000	Housing Development Finance	45,315
	Indian Mortgage Lender
700,000	Asian Paints	12,481
	India’s Largest Paint Company
		57,796
	> Taiwan 1.2%
6,958,367	Advantech	22,289
	Embedded Computers
7,280,000	Wah Lee Industrial	14,630
	Distributor of Chemicals, Materials, & Equipment
3,022,000	Everlight Electronics	11,780
	A Led Packager
795,826	Formosa International Hotels	8,850
	Hotel, Food & Beverage Operation & Hospitality Management Services		`
		57,549
	> Singapore 1.0%
7,000,000	Singapore Exchange	30,221
	Singapore Equity & Derivatives Market Operator
13,000,000	ComfortDelGro	17,052
	Taxi & Mass Transit Service
		47,273
	> Indonesia 0.3%
15,000,000	Perusahaan Gas Negara	15,370
	Gas Pipeline Operator
		15,370
Asia: Total		1,174,551

Other Countries 10.9%
	> Canada 3.8%
1,860,000	ShawCor	44,353
	Oil & Gas Pipeline Products
6,775,000	UrAsia Energy (a)(c)	41,254
	Uranium Mining in Kazakhstan
1,663,000	RONA (a)	34,038
	Leading Canadian Do-it-yourself Retailer
950,000	Van Houtte (b)	20,317
	Coffee Services & Equipment
865,000	Talisman Energy	15,180
	Oil & Gas Producer
530,000	Major Drilling Group	14,420
	Mining Exploration Driller
850,000	Ivanhoe Mines (a)	9,939
	Copper Mine Project in Mongolia
839,000	Northern Orion Resources (a)	3,357
	Copper & Gold Mining in Argentina
1,778,000	Railpower Technologies (a)(c)	1,032
	Hybrid Locomotives
		183,890
	> Australia 3.0%
3,000,000	Billabong International	40,536
	Action Sports Apparel Brand Manager
2,000,000	Jubilee Mines	28,351
	Nickel Mining in Australia
5,480,000	Sino Gold (a)	27,756
	Gold Mining in The People’s Republic of China
750,000	Australian Stock Exchange	26,700
	Australian Equity And Derivatives Market Operator
350,000	Perpetual Trustees	21,975
	Mutual Fund Management
		145,318
	> South Africa 2.3%
1,440,000	Impala Platinum Holdings	45,260
	Platinum Group Metals Mining & Refining
1,560,000	Naspers	37,739
	Media & Education In Africa and Other Emerging Markets
4,530,000	Edgars Consolidated Stores	28,343
	Retail Conglomerate
		111,342
	> United States 1.4%
865,000	Atwood Oceanics (a)	50,767
	Offshore Drilling Contractor
189,000	FMC Technologies (a)	13,184
	Oil & Gas Well Head Manufacturer
119,239	Tesco (a)	3,166
	Developing New Well Drilling Technologies
		67,117
	> New Zealand 0.4%
5,661,208	Sky City Entertainment	18,886
	Casino/Entertainment Complex
		18,886
Other Countries: Total		526,553

Latin America 4.6%
	> Brazil 2.3%
4,300,000	Suzano Papel e Celulose	40,698
	Brazilian Pulp & Paper Producer
2,500,000	Natura Cosmeticos	28,151
	Direct Retailer of Cosmetics
720,000	Porto Seguro (a)	23,764
	Auto & Life Insurance
500,000	Localiza Rent A CAR	15,301
	Car Rental
492,000	Brascan Residential Properties (a)	3,080
	High-end Residential Property Developer
		110,994
	> Mexico 1.8%
18,000,000	Consorcio ARA	31,048
	Affordable Housing Builder

Number of Shares or Principal Amount (000)		Value (000)
	Mexico—continued
7,000,000	Urbi Desarrollos Urbanos (a)	$29,457
	Affordable Housing Builder
411,000	Grupo Aeroportuario del Surest	19,408
	Cancun/Cozumel Airport Operator
200,000	Grupo Aeroportuario Centro Norte (a)	5,422
	Northern Mexican Aiport Operator
100,000	Grupo Aeroportuario del Pacifica	4,300
	Mexican Aiport Operator
		89,635
	> Chile 0.5%
160,000	Sociedad Quimica y Minera de Chile	23,360
	Producer of Specialty Fertilizers, Lithium, & Iodine
		23,360
Latin America: Total		223,989
Total Equities: 94.4% (Cost: $2,842,184)		4,578,417

Short-Term Obligations 5.0%
$24,100	Giro Balanced Funding (d) 5.33% Due 4/16/07	24,046
24,000	Galleon Capital (d) 5.27% Due 4/04/07	23,989
23,900	East Fleet Financial (d) 5.31% Due 4/12/07	23,861
23,900	Morrigan TRR (d) 5.28% Due 4/13/07	23,858
23,500	Gotham Funding (d) 5.28% Due 4/03/07	23,493
23,400	American General Financial 5.25% Due 4/02/07	23,397
22,000	Manhattan Asset (d) 5.29% Due 4/10/07	21,971
22,000	Chesham Financial (d) 5.28% Due 4/11/07	21,968
20,000	Cargill Global Funding (d) 5.27% Due 4/05/07	19,988
20,000	CGD North American Finance (d) 5.27% Due 4/09/07	19,977
15,875	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/07, due 4/02/07 at 5.200%, collateralized by U.S. Government Agency Notes, with various maturities to 6/15/08, market value of $16,196 (repurchase proceeds: $15,882)	15,875
	(Amortized Cost: $242,423)	242,423

Total Investments: 99.4% (Cost: $3,084,607)(e)(f)		4,820,840

Cash and Other Assets Less Liabilities: 0.6%		27,645

Total Net Assets: 100%		$4,848,485

> Notes to Statement of Investments (in thousands)

*Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)          Non-income producing security.

(b)         An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. Transactions with affiliated companies during the three months ended March 31, 2007, are as follows:

Affiliates	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2007	Value	Dividend
AIN Pharmaciez	643,000	—	—	643,000	$8,403	$—
Unit 4 Agresso	1,150,000	235,000	—	1,385,000	34,727	—
Van Houtte	950,000	—	—	950,000	20,317	55
TOTAL OF AFFILIATED TRANSACTIONS	2,743,000	235,000		2,978,000	$63,447	$55

The aggregate cost and value of these companies at March 31, 2007, was $52,173 and $63,447, respectively. Investments in affiliate companies represented 1.3% of total net assets at March 31, 2007.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2007, these securities had an aggregate value of $33,261, which represented 0.69% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Railpower Technologies 144A	11/10 - 11/18/05	1,696	$7,623	$984
UrAsia Energy	10/26/05	5,300	9,200	32,277
			$16,823	$33,261

(d)         Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2007, these securities had an aggregate value of $203,151, which represented 4.2% of net assets.

(e)          At March 31, 2007, for federal income tax purposes cost of investments was $3,084,607 and net unrealized appreciation was $1,736,233 consisting of gross unrealized appreciation of $1,794,219 and gross unrealized depreciation of $57,986.

(f)            On March 31, 2007, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Total Net Assets
Euro	$1,710,653	35.3%
Japanese Yen	712,488	14.7
US Dollar	498,340	10.3
British Pounds	344,493	7.1
Swiss Franc	279,922	5.7
Other currencies less than 5% of total net assets	1,274,944	26.3
	$4,820,840	99.4%

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2007

Number of Shares		Value (000)
	Equities: 96.4%
Information 33.1%
	> Business Software 7.1%
660,650	Kronos (a)	$35,345
	Labor Management Solutions
779,900	Avid Technology (a)	27,203
	Digital Nonlinear Editing Software & Systems
355,000	Micros Systems (a)	19,166
	Information Systems for Restaurants & Hotels
2,100,000	Novell (a)	15,162
	Directory, Operating System & Identity Management Software
524,000	JDA Software (a)	7,876
	Application/Software & Services for Retailers
327,200	Parametric Technology (a)	6,246
	Engineering Software & Services
230,400	Concur Technologies (a)	4,023
	Web Enabled Cost & Expense Management Software
250,000	Agile Software (a)	1,737
	Product Design Software
		116,758
	> Mobile Communications 5.1%
1,005,000	Crown Castle International (a)	32,291
	Communications Towers
506,000	American Tower (a)	19,709
	Communications Towers in USA & Mexico
270,000	Alltel	16,740
	Cellular Telephone Services
1,633,000	Dobson Communications (a)	14,027
	Rural & Small City Cellular Telephone Services
88,000	Globalstar (a)	933
	Satellite Mobile Voice & Data Carrier
100,000	Openwave Systems (a)	815
	Internet Software for Mobile Devices
		84,515
	> Semiconductors & Related Equipment 3.5%
1,298,490	Integrated Device Technology (a)	20,023
	Communications Semiconductors
1,050,000	Entegris (a)	11,235
	Semiconductor Wafer Shipping & Handling Products
450,000	Microsemi (a)	9,364
	Analog/Mixed Signal Semiconductors
220,000	Supertex (a)	7,306
	Mixed-Signal Semiconductors
140,000	Littelfuse (a)	5,684
	Little Fuses
401,000	AMIS Holdings (a)	4,391
	Mixed-Signal Semiconductors
		58,003
	> Computer Hardware & Related Equipment 3.5%
505,000	II VI (a)	17,094
	Laser Components
433,581	Nice Systems (Israel) (a)	14,750
	Audio & Video Recording Solutions
147,800	Amphenol	9,544
	Electronic Connectors
130,000	Belden CDT	6,967
	Specialty Cable
99,000	Zebra Technologies (a)	3,822
	Bar Code Printers
90,000	Netgear (a)	2,568
	Networking Products for Small Business & Home
40,000	Rogers (a)	1,774
	PCB Laminates & High-Performance Foams
65,000	Intermec (a)	1,452
	Bar Code & Wireless LAN Systems
		57,971
	> Instrumentation 2.3%
430,000	Flir Systems (a)	15,338
	Infrared Cameras
140,000	Mettler Toledo (a)	12,540
	Laboratory Equipment
310,000	Trimble Navigation (a)	8,320
	GPS-Based Instruments
60,000	FARO Technologies (a)	1,732
	Precision Measurement Equipment
		37,930
	> Telecommunications Equipment 2.2%
2,285,000	Tellabs (a)	22,621
	Telecommunications Equipment
305,000	Polycom (a)	10,166
	Video Conferencing Equipment
323,500	Symmetricom (a)	2,685
	Network Timing & Synchronization Devices
		35,472
	> Telephone Services 2.1%
1,386,000	Time Warner Telecom (a)	28,787
	Fiber Optic Telephone/Data Services
340,000	Windstream	4,995
	Rural Telephone Franchises
		33,782
	> Internet Related 1.3%
460,000	ValueClick (a)	12,020
	Internet Advertising
980,000	CNET Networks (a)	8,536
	Internet Advertising On Niche Websites
		20,556
	> Business Information & Marketing Services 1.3%
530,000	Ceridian (a)	18,465
	HR Services & Payment Processing
98,300	Navigant Consulting (a)	1,943
	Financial Consulting Firm
		20,408
	> Computer Services 1.0%
786,000	RCM Technologies (a)(b)	5,604
	Technology & Engineering Services
100,000	TALX	3,313
	Outsourced Human Resource Services
1,005,500	AnswerThink Consulting (a)	3,288
	IT Integration & Best Practice Research

Number of Shares		Value (000)
	> Computer Services—continued
95,000	SRA International (a)	$2,314
	Government IT Services
235,000	iGate Capital (a)	1,937
	IT & Business Process Outsourcing Services
		16,456
	> CATV 0.9%
2,580,000	Gemstar-TV Guide International (a)	10,810
	TV Program Guides & CATV Programming
240,000	Discovery Holding (a)	4,591
	CATV Programming
		15,401
	> Financial Processors 0.8%
393,280	Global Payments	13,395
	Credit Card Processor
		13,395
	> Radio 0.7%
511,100	Salem Communications	6,389
	Radio Stations for Religious Programming
300,000	Saga Communications (a)	2,919
	Radio Stations in Small- & Mid- Sized Cities
705,500	Spanish Broadcasting System (a)	2,822
	Spanish Language Radio Stations
		12,130
	> TV Broadcasting 0.6%
1,125,000	Entravision Communications (a)	10,508
	Spanish Language TV, Radio, & Outdoor
		10,508
	> Television Programming 0.5%
750,000	Lions Gate Entertainment (a)	8,565
	Film & TV Studio
		8,565
	> Consumer Software 0.1%
60,000	THQ (a)	2,051
	Entertainment Software
		2,051
	> Gaming Equipment & Services 0.1%
98,500	Shuffle Master (a)	1,798
	Card Shufflers & Casino Games
		1,798
Information: Total		545,699

Consumer Goods & Services 19.8%
	> Retail 4.5%
398,000	Abercrombie & Fitch	30,121
	Teen Apparel Retailer
418,000	Chico’s FAS (a)	10,212
	Women’s Specialty Retail
486,250	Christopher & Banks	9,467
	Women’s Apparel Retailer
224,500	AnnTaylor Stores (a)	8,706
	Women’s Apparel Retailer
175,000	J Crew Group (a)	7,030
	Multi-channel Branded Retailer
200,000	Urban Outfitters (a)	5,302
	Apparel & Home Specialty Retailer
95,000	Genesco (a)	3,945
	Multi-concept Branded Footwear Retailer
		74,783
	> Apparel 4.5%
634,200	Oxford Industries	31,355
	Branded & Private Label Apparel
600,200	Carter’s (a)	15,209
	Children’s Branded Apparel
885,200	True Religion Apparel (a)	14,376
	Premium Denim
222,200	Coach (a)	11,121
	Designer & Retailer of Branded Leather Accessories
90,000	Heelys (a)	2,640
	Wheeled Footware
		74,701
	> Other Consumer Services 3.4%
416,000	ITT Educational Services (a)	33,900
	Post-secondary Degree Programs
310,000	Universal Technical Institute (a)	7,155
	Vocational Training
296,700	Central Parking	6,581
	Owner, Operator, Manager of Parking Lots & Garages
99,000	NutriSystem (a)	5,189
	Weight Loss Program
60,000	Weight Watchers International	2,765
	Weight Loss Programs
		55,590
	> Leisure Products 1.7%
301,300	International Speedway	15,577
	Largest Motorsports Racetrack Owner & Operator
195,500	Speedway Motorsports	7,576
	Motorsport Racetrack Owner & Operator
80,000	Thor Industries	3,151
	RV & Bus Manufacturer
50,000	Polaris Industries	2,399
	Leisure Vehicles & Related Products
		28,703
	> Nondurables 1.7%
531,400	Scotts Miracle-Gro	23,398
	Consumer Lawn & Garden Products
108,000	Jarden (a)	4,136
	Branded Household Products
		27,534
	> Other Durable Goods 1.6%
2,078,300	Champion Enterprises (a)	18,289
	Manufactured Homes
225,000	Cavco Industries (a)	7,864
	Higher End Manufactured Homes
		26,153
	> Restaurants 0.8%
337,500	Sonic (a)	7,519
	Quick Service Restaurant
163,800	Red Robin Gourmet Burgers (a)	6,359
	Casual Dining Restaurant
		13,878

Number of Shares		Value (000)
	> Consumer Goods Distribution 0.7%
318,500	Pool	$11,402
	Distributor of Swimming Pool Supplies & Equipment
		11,402
	> Furniture & Textiles 0.4%
106,000	HNI	4,868
	Office Furniture & Fireplaces
55,800	Knoll	1,330
	Office Furniture
		6,198
	> Casinos & Gaming 0.3%
160,000	Pinnacle Entertainment (a)	4,651
	Regional Casino Operator
		4,651
	> Travel 0.2%
45,000	Vail Resorts (a)	2,445
	Ski Resort Operator & Developer
		2,445
Consumer Goods & Services: Total		326,038

Industrial Goods & Services 12.9%
	> Machinery 7.1%
650,300	ESCO Technologies (a)	29,146
	Automatic Electric Meter Readers
697,500	Ametek	24,092
	Aerospace/Industrial Instruments
673,600	Pentair	20,989
	Pumps, Water Treatment & Tools
373,600	Nordson	17,358
	Dispensing Systems for Adhesives & Coatings
319,800	Donaldson	11,545
	Industrial Air Filtration
236,400	K&F Industries (a)	6,366
	Aircraft Wheels, Brakes & Fuel Tank Bladders
71,800	Toro	3,679
	Turf Maintenance Equipment
132,000	Goodman Global (a)	2,326
	HVAC Equipment Manufacturer
50,000	Kaydon	2,128
	Specialized Friction & Motion Control Products
		117,629
	> Electrical Components 1.9%
440,000	Genlyte Group (a)	31,042
	Commercial Lighting Fixtures
		31,042
	> Outsourcing Services 1.4%
400,000	Quanta Services (a)	10,088
	Electrical & Telecom Construction Services
350,000	Labor Ready (a)	6,646
	Temporary Manual Labor
175,000	Administaff	6,160
	Professional Employer Organization
		22,894
	> Construction 1.0%
204,050	Florida Rock	13,731
	Aggregates & Concrete
100,000	Simpson Manufacturing	3,084
	Wall Joint Maker
		16,815
	> Waste Management 0.5%
280,875	Waste Connections (a)	8,409
	Solid Waste Management
		8,409
	> Industrial Distribution 0.4%
70,000	Watsco	3,575
	HVAC Distribution
150,000	Interline Brands (a)	3,288
	Industrial Distribution
		6,863
	> Other Industrial Services 0.4%
116,000	American Reprographics (a)	3,572
	Document Management & Logistics
89,000	G&K Services	3,229
	Uniform Rental
		6,801
	> Industrial Materials & Specialty Chemicals 0.2%
100,000	Drew Industries (a)	2,868
	RV & Manufactured Home Components
		2,868
Industrial Goods & Services: Total		213,321

Health Care 12.8%
	> Biotechnology & Drug Delivery 3.4%
885,000	PDL BioPharma (a)	19,204
	Proprietary Monoclonal Antibodies
440,000	BioMarin (a)	7,594
	Biotech Focused On Orphan Diseases
380,000	Nektar Therapeutics (a)	4,963
	Drug Delivery Technologies
125,000	Myriad Genetics (a)	4,308
	Drugs/Diagnostics Hybrid
3,690,300	Medicure (a)	4,170
	Cardiovascular Biotech Company
738,060	Medicure Warrants (a)(c)	295
	Cardiovascular Biotech Company
1,135,000	Decode Genetics (a)	4,143
	Drugs for Heart Attack, Asthma & Vascular Disease
650,000	La Jolla Pharmaceutical (a)	3,933
	Lupus Treatment
225,000	Arena Pharmaceuticals (a)	2,444
	Novel Drug Targeting Technology
500,000	IsoRay (a)	1,975
	Radiology Cancer Company
100,000	IsoRay Warrants (a)(c)	50
	Radiology Cancer Company
271,590	Neurogen (a)	1,765
	Development-stage Biotech Focused on Neurology

Number of Shares		Value (000)
	> Biotechnology & Drug Delivery—continued
440,000	Nuvelo (a)	$1,619
	Development-stage Biotech Focused on Cardiovascular/Cancer
375,000	Locus Pharmaceuticals, Series D, Pfd. (a)(c)	109
	High Throughput Rational Drug Design
18,181	Metabolex (a)(c)	64
	Diabetes Drug Development
193,288	Locus Pharmaceuticals, Series B, Pfd. (a)(c)	56
	High Throughput Rational Drug Design
		56,692
	> Health Care Services 3.1%
550,000	United Surgical Partners (a)	16,945
	Outpatient Surgery Center
291,800	Lincare Holdings (a)	10,694
	Home Healthcare Services
210,000	LCA-Vision	8,650
	Lasik Surgery Centers
380,000	PSS World Medical (a)	8,033
	Medical Supplies Distributor
137,000	Charles River Laboratories (a)	6,338
	Pharmaceutical Research
		50,660
	> Medical Equipment & Devices 2.8%
577,400	Edwards Lifesciences (a)	29,274
	Heart Valves
220,000	Viasys Healthcare (a)	7,478
	Respiratory & Neurology Medical Equipment
105,000	Vital Signs	5,458
	Anesthesia, Respiratory & Sleep Products
94,171	Advanced Medical Optics (a)	3,503
	Medical Devices for Eye Care
		45,713
	> Pharmaceuticals 2.1%
400,000	The Medicines Company (a)	10,032
	Specialty Pharmaceuticals - Cardiovascular
250,000	Medicis Pharmaceutical	7,705
	Specialty Pharmaceuticals - Dermatology
790,000	QLT (a)	6,186
	Specialty Pharmaceuticals - Ophthalmology & Dermatology
270,000	MGI Pharma (a)	6,067
	Specialty Pharmaceuticals for Oncology & Acute Care
425,000	Barrier Therapeutics (a)	2,932
	Specialty Pharmaceuticals for Dermatology
200,000	Collagenex Pharmaceuticals (a)	2,702
	Specialty Pharmaceuticals for Dermatology
		35,624
	> Medical Supplies 1.4%
270,700	ICU Medical (a)	10,611
	Intravenous Therapy Products
158,300	Techne (a)	9,039
	Cytokines, Antibodies, other Reagents for Life Science
104,000	Arrow International	3,345
	Disposable Catheters
		22,995
Health Care: Total		211,684

Finance 8.3%
	> Finance Companies 3.0%
1,121,500	AmeriCredit (a)	25,637
	Auto Lending
482,900	World Acceptance (a)	19,292
	Personal Loans
130,000	McGrath Rentcorp	4,117
	Temporary Space & IT Rentals
		49,046
	> Insurance 2.7%
714,500	HCC Insurance Holdings	22,007
	Specialty Insurance
14,000	Markel (a)	6,788
	Specialty Insurance
105,000	Philadelphia Consolidated Holding (a)	4,619
	Specialty Insurance
87,000	Delphi Financial Group	3,500
	Group Employee Benefit Products & Services
75,000	Endurance Specialty Holdings	2,680
	Commercial Lines Insurance/Reinsurance
177,743	Eastern Insurance Holdings	2,663
	Workers Comp & Specialty Insurance
91,000	United America Indemnity (a)	2,111
	Specialty Insurance
		44,368
	> Banks 2.1%
212,756	Chittenden	6,423
	Vermont & Western Massachusetts Banks
239,500	TCF Financial	6,313
	Great Lakes Bank
145,000	Greene County Bancshares	4,917
	Tennessee Bank
200,000	First Busey	4,286
	Illinois Bank
170,000	Pacific Continental	3,184
	Niche Pacific N.W. Bank
94,000	Associated Banc-Corp	3,159
	Midwest Bank
125,000	Lakeland Financial	2,838
	Indiana Bank
114,777	Glacier Bancorp	2,759
	Mountain States Bank
20,000	First Financial Bankshares	836
	West Texas Bank
31,500	West Bancorporation	475
	Des Moines Commercial Bank
		35,190

Number of Shares		Value (000)
	> Savings & Loans 0.5%
141,400	Anchor Bancorp Wisconsin	$4,009
	Wisconsin Thrift
80,000	People’s Bank of Bridgeport	3,552
	Connecticut Savings & Loan
		7,561
Finance: Total		136,165

Energy & Minerals 6.8%
	> Oil Services 3.7%
401,700	FMC Technologies (a)	28,023
	Oil & Gas Well Head Manufacturer
367,000	Atwood Oceanics (a)	21,539
	Offshore Drilling Contractor
355,000	Hanover Compressor (a)	7,899
	Natural Gas Compressor Rental & Fabrication
67,500	CARBO Ceramics	3,142
	Natural Gas Well Stimulants
46,000	Key Energy Services (a)	752
	Well Workover Services
		61,355
	> Oil & Gas Producers 2.4%
525,000	Quicksilver Resources (a)	20,879
	Natural Gas & Coal Seam Gas Producer
208,400	Southwestern Energy (a)	8,540
	Oil & Gas Producer
111,200	Equitable Resources	5,373
	Natural Gas Producer & Utility
80,000	St. Mary Land & Exploration	2,935
	Oil & Gas Producer
450,000	Vaalco Energy (a)	2,331
	Oil & Gas Producer
		40,058
	> Other Resources 0.5%
242,000	Layne Christensen (a)	8,814
	Oil & Gas Production/Engineering & Construction Contract Drilling
		8,814
	> Oil Refining, Marketing & Distribution 0.2%
50,250	Oneok	2,261
	Natural Gas Distribution, Pipeline Processing & Trading
		2,261
Energy & Minerals: Total		112,488

Other Industries 2.7%
	> Real Estate 1.9%
560,000	DiamondRock Hospitality	10,640
	Hotel Owner
350,000	Highland Hospitality	6,230
	Hotel Owner
77,500	Gaylord Entertainment (a)	4,097
	Convention Hotels
100,000	Digital Realty Trust	3,990
	Technology-focused Office Buildings
150,000	Kite Realty Group	2,993
	Community Shopping Centers

Number of Shares or Principal Amount (000)		Value (000)
90,000	American Campus Communities	$2,726
	Student Housing
		30,676
	> Transportation 0.5%
524,720	Heartland Express	8,332
	Regional Trucker
		8,332
	> Regulated Utilities 0.3%
97,500	Northeast Utilities	3,195
	Regulated Electric Utility
57,500	Tesco (a)	1,527
	Developing New Well Drilling Technologies
		4,722
Other Industries: Total		43,730
Total Equities: 96.4% (Cost: $1,122,997)		1,589,125
Short-Term Obligations 4.7%
$8,300	Cargill Global Funding (d) 5.30% Due 4/02/07	8,299
8,300	Galleon Capital (d) 5.27% Due 4/03/07	8,298
8,300	American General Financial 5.27% Due 4/04/07	8,296
8,300	Alliance Capital Management (d) 5.29% Due 4/05/07	8,295
8,300	CGD North America Finance (d) 5.27% Due 4/09/07	8,290
8,300	UBS Financial 5.28% Due 4/10/07	8,289
8,300	Manhattan Asset (d) 5.30% Due 4/11/07	8,288
8,200	JP Morgan Chase 5.27% Due 4/02/07	8,199
10,931	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Government Agency Note, maturing to 6/15/08, market value of $11,152 (repurchase proceeds: $10,936)	10,931
	(Amortized Cost: $77,185)	77,185

Total Investments: 101.1% (Cost: $1,200,182)(e)		1,666,310

Cash and Other Assets Less Liabilities: (1.1)%		(17,447)

Total Net Assets: 100%		$1,648,863

> Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)          Non-income producing security.

(b)         An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with this affiliated company during the three months ended March 31, 2007, are as follows:

Affiliate	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2007	Value	Dividend
RCM Technologies	786,000	—	—	786,000	$5,604	$—

The aggregate cost and value of this company at March 31, 2007, was $5,636 and $5,604, respectively. Investments in affiliate companies represented 0.3% of total net assets at March 31, 2007.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At March 31, 2007, these securities had aggregate value of $574 which represented 0.03% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series D, Pfd.	9/5/01	375	$1,500	$109
Locus Pharmaceuticals, Series B, Pfd.	2/8/07	193	56	56
Metabolex, Series F	5/11/00	18	2,000	64
IsoRay Warrants	3/21/07	100	—	50
Medicure Warrants	12/22/06	738	—	295
			$3,556	$574

(d)         Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2007, these securities amounted to $41,470, which represented 2.5% of net assets.

(e)          At March 31, 2007, for federal income tax purposes cost of investments was $1,200,182 and net unrealized appreciation was $466,128 consisting of gross unrealized appreciation of $517,468 and gross unrealized depreciation of $51,340.

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2007

Number of Shares		Value (000)
Equities: 94.6%
Europe 55.1%
	> Ireland 14.1%
140,000	CRH	$5,984
	Global Building Materials
240,000	Bank of Ireland	5,178
	Irish Commercial Bank
85,000	Ryanair (a)	3,807
	Low Cost Airline
710,733	United Drug	3,798
	Irish Pharmaceutical Wholesaler & Outsourcer
150,000	IAWS Group	3,486
	Baked Goods
160,000	Anglo Irish Bank	3,420
	Small Business & Middle Market Banking
100,800	C&C Group	1,531
	Beverage Company
		27,204
	> Switzerland 11.7%
50,500	Synthes	6,234
	Products for Orthopedic Surgery
14,100	Nobel Biocare Holding	5,140
	Dental Implants & Ceramic Crowns
49,000	Kuehne & Nagel	4,031
	Freight Forwarding/Logistics
2,400	Geberit	3,693
	Plumbing Supplies
7,500	Swatch Group	1,983
	Watch & Electronics Manufacturer
26,000	Schindler	1,583
	Elevator Manufacturer & Service Provider
		22,664
	> United Kingdom 7.2%
441,000	Smith & Nephew	5,606
	Medical Equipment & Supplies
215,000	Northern Rock	4,845
	Lowest Cost Mortgage Bank in UK
310,000	Paragon Group	3,547
	UK Buy-to-let Finance Company
		13,998
	> Netherlands 4.2%
60,000	Fugro	3,046
	Oilfield Services
29,000	Aalberts Industries	2,864
	Flow Control & Heat Treatment
34,000	USG People	1,403
	Temporary Staffing Services
7,700	Boskalis Westminster	766
	Dredging & Maritime Contractor
		8,079
	> Germany 3.9%
40,000	Wincor Nixdorf	3,728
	Retail POS Systems & ATM Machines
8,500	Deutsche Boerse	1,947
	Trading, Clearing, Settlement Services for Financial Markets
1,250	Porsche	1,910
	Specialty Automobile Manufacturer
		7,585
	> Austria 3.0%
172,500	Zumtobel (a)	5,830
	Lighting Systems
		5,830
	> France 3.0%
300,000	SES Global	5,727
	Satellite Broadcasting Services
		5,727
	> Sweden 2.2%
106,000	Hexagon	4,303
	Measurement Equipment & Polymers
		4,303
	> Spain 2.2%
90,000	Red Electrica de Espana	4,240
	Spanish Power Grid
		4,240
	> Denmark 1.7%
37,500	Novozymes	3,355
	Industrial Enzymes
		3,355
	> Italy 1.0%
30,000	Banca Italease	1,922
	Italian Leasing & Factoring Leader
		1,922
	> Greece 0.9%
60,000	Intralot	1,816
	Lottery & Gaming Systems/Services
		1,816
Europe: Total		106,723

Asia 27.7%
	> Japan 24.3%
1,310	Kenedix	6,692
	Real Estate Investment Management
21,500	Nintendo	6,249
	Entertainment Software and Hardware
6,700	Jupiter Telecommunications (a)	5,629
	Largest Cable Service Provider in Japan
160,000	Aeon Mall	4,698
	Suburban Shopping Mall Developer, Owner & Operator
140,000	Hoya	4,645
	Opto-Electrical Components & Eyeglass Lenses
77,000	Ibiden	3,993
	Electronic Parts & Ceramics
143,700	JSR	3,317
	Films & Chemicals for LCD Screens & Electronics
68,000	Daito Trust Construction	3,203
	Apartment Builder
40,000	USS	2,610
	Used Car Auctioneer
280,000	Kansai Paint	2,393
	Paint Producer in Japan, India, China, & Southeast Asia

Number of Shares or Principal Amount (000)		Value (000)
	> Japan—continued
138,000	Park24	$1,856
	Parking Lot Operator
85,000	Ushio	1,641
	Industrial Light Sources
		46,926
	> Hong Kong 2.0%
405,000	Hong Kong Exchanges and Clearing	3,939
	Hong Kong Equity & Derivatives Market Operator
		3,939
	> Singapore 1.4%
630,000	Singapore Exchange	2,720
	Singapore Equity & Derivatives Market Operator
		2,720
Asia: Total		53,585

Other Countries 11.8%
	> South Africa 4.5%
151,300	Impala Platinum Holdings	4,755
	Platinum Group Metals Mining & Refining
165,000	Naspers	3,992
	Media & Education in Africa and other Emerging Markets
		8,747
	> Canada 4.3%
30,000	Potash	4,798
	World’s Largest Producer of Potash
174,400	RONA (a)	3,570
	Leading Canadian Do-it-yourself Retailer
		8,368
	> United States 3.0%
97,500	Atwood Oceanics (a)	5,722
	Offshore Drilling Contractor
		5,722
Other Countries: Total		22,837
Total Equities: 94.6% (Cost: $147,321)		183,145
Short-Term Obligation 5.2%
$10,105	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Government Agency Note, maturing 3/24/08, market value of $10,311 (repurchase proceeds: $10,109)	10,105
	(Amortized Cost: $10,105)	10,105

Total Investments: 99.8% (Cost: $157,426)(b)(c)		193,250

Cash and Other Assets Less Liabilities: 0.2%		361

Total Net Assets: 100%		$193,611

> Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)          Non-income producing security.

(b)         At March 31, 2007, for federal income tax purposes cost of investments was $157,426 and net unrealized appreciation was $35,824 consisting of gross unrealized appreciation of $38,182 and gross unrealized depreciation of $2,358.

(c)          On March 31, 2007, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Total Net Assets
Euro	$58,596	30.3%
Japanese Yen	46,925	24.2
US Dollar	24,432	12.6
Swiss Franc	22,664	11.7
British Pound	13,998	7.2
Other currencies less than 5% of total net assets	26,635	13.8
	$193,250	99.8%

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2007

Number of Shares		Value (000)
	Equities: 93.2%
Consumer Goods & Services 30.8%
	> Retail 13.3%
3,550,000	Safeway	$130,072
	Supermarkets
1,650,000	Abercrombie & Fitch	124,872
	Teen Apparel Retailer
850,000	Costco Wholesale	45,764
	Warehouse Superstores
1,811,000	Chico’s FAS (a)	44,243
	Women’s Specialty Retail
		344,951
	> Other Consumer Services 6.4%
1,475,000	ITT Educational Services (a)	120,198
	Post-secondary Degree Programs
1,500,000	Universal Technical Institute (a)(b)	34,620
	Vocational Training
238,200	Weight Watchers International	10,978
	Weight Loss Programs
		165,796
	> Travel 4.8%
3,550,000	Expedia (a)	82,289
	Online Travel Services Company
1,750,000	Hertz (a)	41,475
	Largest U.S. Rental Car Operator
		123,764
	> Leisure Products 3.3%
800,000	Harley-Davidson	47,000
	Motorcycles & Related Merchandise
750,000	International Speedway	38,775
	Largest Motorsports Racetrack Owner & Operator
		85,775
	> Apparel 3.0%
1,550,000	Coach (a)	77,578
	Designer & Retailer of Branded Leather Accessories
		77,578
Consumer Goods & Services: Total		797,864

Information 26.4%
	> CATV 6.5%
2,963,800	Liberty Global Series C (a)	90,811
	Cable TV Franchises Outside The USA
3,000,000	Discovery Holding (a)	57,390
	CATV Programming
600,000	Liberty Global Series A (a)	19,758
	Cable TV Franchises Outside The USA
		167,959
	> Business Software 4.9%
2,350,000	Avid Technology (a)(b)	81,968
	Digital Nonlinear Editing Software & Systems
6,500,000	Novell (a)	46,930
	Directory, Operating System & Identity Management Software
		128,898
	> Mobile Communications 4.9%
2,300,000	American Tower (a)	89,585
	Communications Towers in USA & Mexico
3,514,300	Globalstar (a)	37,251
	Satellite Mobile Voice & Data Carrier
		126,836
	> Telecommunications Equipment 4.3%
11,300,000	Tellabs (a)	111,870
	Telecommunications Equipment
		111,870
	> Internet Related 3.1%
9,600,000	SkillSoft Publishing (a)(b)	80,256
	Web-based Learning Solutions (E-Learning)
		80,256
	> Contract Manufacturing 1.5%
11,000,000	Sanmina-SCI (a)	39,820
	Electronic Manufacturing Services
		39,820
	> Semiconductors & Related Equipment 1.0%
2,609,000	Canadian Solar (a)	25,438
	Solar Cell & Module Manufacturer
		25,438
	> Computer Services 0.2%
1,367,000	AnswerThink Consulting (a)	4,470
	IT Integration & Best Practice Research
		4,470
Information: Total		685,547

Finance 12.9%
	> Insurance 6.6%
5,800,000	Conseco (a)	100,340
	Life, Long Term Care, & Medical Supplement Insurance
112,000	Markel (a)	54,301
	Specialty Insurance
1,000,000	Montpelier Re	17,340
	Commercial Lines Insurance/Reinsurance
		171,981
	> Brokerage & Money Management 6.3%
3,450,000	Janus Capital Group	72,139
	Manages Mutual Funds
975,000	Nuveen Investments	46,117
	Money Management
750,000	SEI Investments	45,173
	Mutual Fund Administration & Investment Management
		163,429
Finance: Total		335,410

Energy & Minerals 12.8%
	> Mining 10.3%
31,300,000	UrAsia Energy (Canada) (a)(b)(c)	190,593
	Uranium Mining in Kazakhstan
480,000	Potash (Canada)	76,766
	World’s Largest Producer of Potash
		267,359

Number of Shares or Principal Amount (000)		Value (000)
	> Oil Services 2.5%
600,000	FMC Technologies (a)	$41,856
	Oil & Gas Well Head Manufacturer
400,000	Atwood Oceanics (a)	23,476
	Offshore Drilling Contractor
		65,332
Energy & Minerals: Total		332,691

Industrial Goods & Services 9.0%
	> Outsourcing Services 2.9%
3,030,000	Quanta Services (a)	76,417
	Electrical & Telecom Construction Services
		76,417
	> Other Industrial Services 2.3%
1,425,000	Expeditors International of Washington	58,881
	International Freight Forwarder
		58,881
	> Waste Management 2.0%
1,500,000	Waste Management	51,615
	U.S. Garbage Collection & Disposal
		51,615
	> Steel 1.8%
2,250,000	Worthington Industries	46,305
	Steel Processing
		46,305
Industrial Goods & Services: Total		233,218

Health Care 1.3%
	> Health Care Services 1.3%
910,000	Lincare Holdings (a)	33,351
	Home Healthcare Services
		33,351
Health Care: Total		33,351
Total Equities: 93.2% Cost: $1,598,040)		2,418,081
Short-Term Obligations 6.7%
$13,000	Manhattan Asset 5.28% Due 4/11/07 (d)	12,981
13,000	East Fleet Financial 5.28% Due 4/20/07 (d)	12,979
13,000	Morrigan TRR 5.27% Due 4/13/07 (d)	12,977
13,000	TSL USA 5.29% Due 4/16/07 (d)	12,971
12,900	Raiffeisen Zentral Bank 5.32% Due 4/17/07 (d)	12,870
12,900	Private Export Funding 5.25% Due 4/19/07 (d)	12,866
12,800	CGD North America Finance 5.27% Due 4/09/07 (d)	12,785
12,800	Golden Funding 5.27% Due 4/10/07 (d)	12,783
12,800	Catapult Funding 5.31% Due 4/18/07 (d)	12,768
12,600	Victory Receivables 5.28% Due 4/05/07 (d)	12,593
12,500	Societe Generale North America 5.26% Due 4/04/07	12,495
12,400	Atlantic Asset Security 5.26% Due 4/02/07 (d)	12,398
12,400	Abbey National 5.27% Due 4/03/07	12,396
7,885	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Government Agency Note, maturing to 2/01/08, market value of $8,045 (repurchase proceeds: $7,888)	7,885
	(Amortized Cost: $173,747)	173,747

Total Investments: 99.9% (Cost: $1,771,787)(e)		2,591,828

Cash and Other Assets Less Liabilities: 0.1%		3,450

Total Net Assets: 100%		$2,595,278

> Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)   Non-income producing security.

(b)   An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with these affiliated companies during the three months ended March 31, 2007, are as follows:

Affiliates	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2007	Value	Dividend
Avid Technology	2,200,000	150,000	—	2,350,000	$81,968	$—
SkillSoft Publishing	9,600,000	—	—	9,600,000	80,256
Universal Technical Institute	1,350,000	150,000	—	1,500,000	34,620	—
Urasia Energy	30,050,000	2,000,000	750,000	31,300,000	190,593
TOTAL OF AFFILIATED TRANSACTIONS	43,200,000	2,300,000	750,000	44,750,000	$387,437	$—

The aggregate cost and value of these companies at March 31, 2007, was $240,305 and $387,437, respectively. Investments in affiliate companies represented 14.9% of total net assets at March 31, 2007.

(c)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2007, this security had an aggregate value of $162,945, which represented 6.3% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
UrAsia Energy	10/26/05, 2/1/06	26,756	$47,346	$162,945

(d)   Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2007, these securities had an aggregate value of $140,971, which represented 5.4% of net assets.

(e)   At March 31, 2007 for federal income tax purposes cost of investments was $1,771,787 and net unrealized appreciation was $820,041 consisting of gross unrealized appreciation of $863,034 and gross unrealized depreciation of $42,993.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2007

Number of Shares or Principal Amount (000)		Value (000)
	> Bond Funds: 54.7%
5,651,302	Columbia Intermediate Bond Fund, Class Z	$49,957
2,878,093	Columbia Federal Securities Fund, Class Z	30,018
2,373,505	Columbia Conservative High Yield Fund, Class Z	20,104
Total Bond Funds (Cost: $99,622)		100,079
	> Stock Funds: 45.4%
1,405,201	Columbia LargeCap Enhanced Core Fund, Class Z	20,755
1,159,073	Columbia Dividend Income Fund, Class Z	16,656
295,899	Columbia Acorn International, Class Z	12,585
401,540	Columbia Acorn Fund, Class Z	12,472
599,955	Columbia Marsico Growth Fund, Class Z	12,347
292,355	Columbia Acorn Select, Class Z	8,317
Total Stock Funds (Cost: $74,798)		83,132
Short-Term Obligation: 0.4%
$753	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Government Agency Note, maturing 8/15/07, market value of $771 (repurchase proceeds: $753)	753
	(Cost: $753)	753

Total Investments: 100.5% (Cost: $175,173)(a)		183,964

Cash and Other Assets Less Liabilities: (0.5)%		(860)

Total Net Assets - 100%		$183,104

> Notes to Statements of Investments (in thousands)

*Security Valuation

Investments in portfolio funds are valued at their net asset value as reported by the underlying funds. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value.

(a)   At March 31, 2007, for federal income tax purposes cost of investments was $175,173 and net unrealized appreciation was $8,791, consisting of gross unrealized appreciation of $8,910 and gross unrealized depreciation of $119.

Item  2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 29, 2007

By (Signature and Title)	/s/ Bruce H. Lauer,
Bruce H. Lauer, Treasurer

Date	May 29, 2007